UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23234

BMT Investment Funds
(Exact name of registrant as specified in charter)

10 South Bryn Mawr Avenue

Bryn Mawr, PA 19010
(Address of principal executive offices) (Zip code)

Jennifer Dempsey Fox

10 South Bryn Mawr Avenue

Bryn Mawr, PA 19010
(Name and address of agent for service)

(610) 527-8397

Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2018

Date of reporting period: May 31, 2018

Item 1. Reports to Stockholders.

BMT Multi-Cap Fund

Annual Report

May 31, 2018

Letter from the Investment Adviser

Dear Shareholders,

At Bryn Mawr Trust, we are committed to being stewards of the capital you have invested. We are pleased to provide our first annual report for the BMT Multi-Cap Fund (“BMTMX”), which is advised by BMT Investment Advisers. BMTMX has an inception date of August 15, 2017.

The following general market and macroeconomic commentary and relative performance insights cover the period from August 15, 2017 through May 31, 2018.

Over that timeframe, BMTMX returned 10.09%, compared to 11.49% for the S&P 500 Index and 12.39% for the Russell 3000 Index.

On a year-to-date basis through May 31, 2018, BMTMX returned 2.33%. It outpaced the S&P 500 Index return of 2.02% for that period, but modestly trailed the Russell 3000 Index return of 2.55%.

Relative performance was more positively pronounced over the three months ended May 31, 2018. For that fiscal quarter, BMTMX returned 1.85%, beating the S&P 500 Index return of 0.19% and the Russell 3000 Index return of 1.14%.

Macroeconomic Review

The already lengthy global economic expansion continued to move along at a steady pace between August and May, despite more recent concerns of political uncertainty in Italy, the world’s fourth-largest issuer of sovereign debt.

In the United States, gross domestic product came in at +2.2% (second estimate) during the first calendar quarter, which is seasonally the weakest three-month period. Consensus forecasts call for stronger growth for the second quarter.

The strength of the expansion can be captured to a large degree in the improved domestic job market statistics. Specifically, non-farm payroll employment grew by 223,000 new jobs in May 2018, as reported by the U.S. Bureau of Labor Statistics. The unemployment rate declined to 3.8% in May, its lowest level in more than 18 years. Of note was the acceleration in wage growth, which came in at +2.7% in May, and in our opinion, underscores the strength of the labor market.

Economic data continues to reflect an accelerating U.S. economy. This is supported by The Conference Board Leading Economic Index® for the United States (designed to forecast future business activity) and surveys on Personal Income, Consumer Confidence, and ISM Manufacturing and Non-Manufacturing.

Improving economic growth and strong corporate earnings, coupled with modest inflation statistics, have provided a favorable backdrop for equity markets. However, headlines on trade barriers and other geopolitical issues in countries such as North Korea, Iran, and Syria have added to short-term volatility.

With regard to monetary policy, the Federal Reserve continues to reduce the level of accommodation by raising short-term interest rates in a gradual manner. The minutes of the Federal Open Market Committee (“FOMC”) meeting of May 1-2, 2018, suggest that FOMC members may be tolerant of allowing inflation to run at a level higher than their 2% target over the near term.

BMTMX Performance Commentary

In the five months that ended May 31, 2018, which was after BMTMX’s initial start-up phase, relative performance results improved quite markedly, as noted above.

Since inception, and on a year-to-date basis, the Health Care sector has provided excess return (above market) to BMTMX. Specifically, BMTMX benefited from stock selection with such names as U.S. Physical Therapy (USPH), Teleflex (TFX), and Merit Medical Systems (MMSI).

Financials also provided excess returns through stock selection, specifically through banks. Union Bankshares (UBSH) and Camden National (CAC), along with financial services provider Charles Schwab (SCHW), turned in noteworthy performances.

Conversely, BMTMX’s lack of significant exposure to mega-cap tech stocks and the “FANG” (Facebook, Amazon, Netflix, and Google-parent Alphabet) trade, combined with poor performance from individual names such as Cirrus Logic (CRUS), created a drag on relative performance in the Information Technology sector.

BMTMX’s exposure across the market capitalization spectrum was beneficial, given the strong relative performance of the small-cap segment of the market. BMTMX has considerable exposure (30-35%) to small-cap stocks.

Market Outlook

Equity market returns have been tempered by the rise in both short- and long-term interest rates, as well as by a variety of geopolitical events and a steady increase in the price of oil.

However, economic growth has accelerated in the United States relative to other areas of the globe. Certainly, the Tax Cuts and Jobs Act passed in December 2017, less restrictive regulatory issues in such areas as energy and banking, and continued low nominal interest rates (despite the rise in rates mentioned above) have all contributed to a favorable environment for economic growth and corporate earnings.

Overall, we remain optimistic about the domestic equity markets as we move through 2018, while recognizing that, over shorter periods of time, markets can react to headline news rather than focus on fundamental factors such as macroeconomic data and corporate earnings growth.

We see volatility rising as monetary policy becomes more restrictive, and the markets becoming more selective with regard to corporate profitability and equity valuation.

Sincerely,

Jennifer Dempsey Fox, CFP®

President, BMT Investment Advisers

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results.

This shareholder letter reflects opinions of BMTMX managers as of 5/31/2018, which are subject to change. Any forecast made cannot be guaranteed and should not be considered investment advice.

BMTMX invests in mid-cap and small-cap companies, which involves risks such as limited liquidity and greater volatility. BMTMX also may invest in other investment companies (to the extent it does so, an investor will indirectly bear the principal risks and its share of the fees and expenses of the underlying investment companies), foreign securities (which involves political, economic and currency risks, greater volatility, and differences in accounting methods), and/or debt securities (which typically decrease in value when interest rates rise).

Market cap is the market price of an entire company, calculated by multiplying the number of shares outstanding by the price per share.

The Russell 3000 Index is a market-capitalization-weighted equity index that provides exposure to the entire U.S. stock market. It tracks the performance of the 3,000 largest U.S.-traded stocks, which represent about 98% of all U.S.-incorporated equity securities.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

It is not possible to invest in an index.

BMTMX holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please see the “Schedule of Investments” section in this report for a full listing of BMTMX’s holdings.

BMT Investment Advisers, a subsidiary of Bryn Mawr Bank Corporation, is the advisor to BMTMX. BMTMX is distributed by Quasar Distributors, LLC. Bryn Mawr Bank Corporation and Quasar Distributors, LLC are independent entities.

Not a Deposit; Not FDIC Insured; No Bank Guarantee; May Lose Value

Expense Example

May 31, 2018 (Unaudited)

As a shareholder of the BMT Multi-Cap Fund (“the Fund”), you incur ongoing costs, including management fees and other expenses incurred by the Fund. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period of December 1, 2017 – May 31, 2018.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent that the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the following example. The example includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BMT Multi-Cap Fund

	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period* December 1, 2017 – May 31, 2018
Actual	$1,000.00	$1,023.10	$5.04
Hypothetical (5% return before expenses)	1,000.00	1,019.95	5.04

*Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the period.

BMT Multi-Cap Fund

This chart assumes an initial gross investment of $10,000 made on August 15, 2017 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 3000 TOTAL RETURN INDEX (1) – The Russell 3000 Total Return Index is a popular measure of stock performance. It is comprised of the 3,000 largest U.S. companies based on stock market capitalization.

S&P 500 TOTAL RETURN INDEX - A capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

S&P 400 TOTAL RETURN INDEX - A capitalization-weighted index of 400 stocks. The index is designed to measure performance of the mid-range sector of the U.S. stock market.

S&P 600 TOTAL RETURN INDEX - A capitalization-weighted index of 600 stocks. The index is designed to measure performance of selected U.S. stocks with a small market capitalization.

(1) During the period ended May 31, 2018, the Russell 3000 Total Return Index replaced the S&P 500 Total Return Index as the primary benchmark index for the Fund based on the Adviser’s determination that the Russell 3000 Total Return Index provides a more appropriate comparison to a broad based market index.

Total Returns (for period ended May 31, 2018)

	1 Month	3 Month	6 Month	Since Inception (08/15/17)
BMT Multi-Cap Fund	2.71%	1.85%	2.31%	10.09%
Russell 3000 Total Return Index	2.82%	1.14%	3.57%	12.39%
S&P 500 Total Return Index	2.41%	0.19%	3.16%	11.49%
S&P 400 Total Return Index	4.13%	4.82%	3.28%	14.50%
S&P 600 Total Return Index	6.46%	9.75%	7.60%	22.02%

Allocation of Portfolio Holdings (as a % of total net assets)

May 31, 2018 (Unaudited)

BMT Multi-Cap Fund

Components of Portfolio Holdings
Information Technology	$31,045,877
Health Care	29,404,588
Industrials	24,095,941
Financials	23,854,270
Consumer Discretionary	16,464,426
Consumer Staples	10,029,981
Energy	9,709,461
Materials	8,300,719
Telecommunication Services	1,652,385
Utilities	1,557,711
Cash*	11,020,929
$167,136,288

The sector and industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

*Cash, cash equivalents and other assets less liabilities.

BMT Multi-Cap Fund

Schedule of Investments as of May 31, 2018

	Shares	Value
COMMON STOCKS - 93.41%
Automobiles & Components - 1.77%
Aptiv PLC (a)	18,134	$1,768,065
Cooper Tire & Rubber Co.	46,238	1,188,317
		2,956,382
Banks - 9.73%
BB&T Corp.	53,530	2,810,325
Camden National Corp.	48,195	2,203,476
JPMorgan Chase & Co.	33,637	3,599,495
South State Corp.	29,448	2,636,332
Union Bankshares Corp.	69,726	2,865,739
Wells Fargo & Co.	39,888	2,153,553
		16,268,920
Capital Goods - 9.32%
Astec Industries, Inc.	29,528	1,727,683
Cubic Corp.	26,750	1,860,462
Hexcel Corp.	30,582	2,166,123
Honeywell International, Inc.	16,893	2,498,644
Johnson Controls International plc (a)	49,100	1,647,796
Nordson Corp.	15,669	1,968,496
Spirit AeroSystems Holdings, Inc. - Class A	19,780	1,675,564
Standex International Corp.	20,389	2,033,803
		15,578,571
Commercial & Professional Services - 1.75%
ABM Industries, Inc.	47,125	1,341,178
Brady Corp. - Class A	40,544	1,581,216
		2,922,394
Consumer Durables & Apparel - 3.54%
Brunswick Corp.	27,878	1,773,041
VF Corp.	22,683	1,840,952
Wolverine World Wide, Inc.	68,483	2,296,235
		5,910,228

See notes to financial statements.

BMT Multi-Cap Fund

Schedule of Investments as of May 31, 2018 – (Continued)

	Shares	Value
Consumer Services - 1.01%
Darden Restaurants, Inc.	19,242	1,681,943
Diversified Financials - 3.32%
Cboe Global Markets, Inc.	15,232	1,486,034
The Charles Schwab Corp.	32,301	1,796,582
Raymond James Financial, Inc.	23,388	2,258,345
		5,540,961
Energy - 5.81%
Apache Corp.	43,152	1,726,080
EOG Resources, Inc.	17,031	2,006,422
EQT Corp.	28,438	1,465,694
Occidental Petroleum Corp.	31,553	2,656,763
Schlumberger Ltd. (a)	27,006	1,854,502
		9,709,461
Food & Staples Retailing - 1.80%
Sysco Corp.	33,205	2,159,321
Walgreens Boots Alliance, Inc.	13,528	844,012
		3,003,333
Food, Beverage & Tobacco - 2.71%
Hormel Foods Corp.	50,387	1,808,389
McCormick & Co., Inc.	12,263	1,238,563
PepsiCo, Inc.	14,874	1,491,119
		4,538,071
Health Care Equipment & Services - 13.45%
Abbott Laboratories	36,989	2,275,933
Becton Dickinson and Co.	13,278	2,942,272
Envision Healthcare Corp. (b)	28,796	1,234,773
Laboratory Corp. of America Holdings (b)	9,844	1,777,728
LHC Group, Inc. (b)	25,187	1,938,643
Masimo Corp. (b)	18,660	1,848,273
Merit Medical Systems, Inc. (b)	34,267	1,757,897
STERIS PLC (a)	22,120	2,296,941
Stryker Corp.	13,024	2,266,436
Teleflex, Inc.	8,066	2,154,913
US Physical Therapy, Inc.	21,278	1,986,301
		22,480,110
Household & Personal Products - 1.49%
Church & Dwight Co., Inc.	33,316	1,564,186
Kimberly-Clark Corp.	9,166	924,391
		2,488,577

See notes to financial statements.

BMT Multi-Cap Fund

Schedule of Investments as of May 31, 2018 – (Continued)

	Shares	Value
Insurance - 1.22%
Prudential Financial, Inc.	21,111	2,044,389
Materials - 4.97%
Bemis Co., Inc.	36,310	1,535,913
DowDuPont, Inc.	34,148	2,189,228
The Mosaic Co.	42,160	1,158,978
Quaker Chemical Corp.	10,703	1,635,954
Sensient Technologies Corp.	26,478	1,780,646
		8,300,719
Media - 1.08%
CBS Corp. - Class B	36,000	1,813,320
Pharmaceuticals, Biotechnology & Life Sciences - 4.14%
Gilead Sciences, Inc.	27,353	1,843,592
Johnson & Johnson	17,487	2,091,795
Thermo Fisher Scientific, Inc.	14,352	2,989,091
		6,924,478
Retailing - 2.45%
The TJX Companies, Inc.	26,103	2,357,623
Williams-Sonoma, Inc.	31,514	1,744,930
		4,102,553
Semiconductors & Semiconductor Equipment - 3.12%
Analog Devices, Inc.	22,706	2,206,569
Cirrus Logic, Inc. (b)	36,680	1,374,767
Skyworks Solutions, Inc.	16,523	1,629,333
		5,210,669
Software & Services - 8.28%
CACI International, Inc. - Class A (b)	15,063	2,510,249
Mastercard, Inc. - Class A	14,785	2,810,924
MAXIMUS, Inc.	30,806	1,876,085
Microsoft Corp.	28,953	2,861,715
Paychex, Inc.	32,766	2,148,794
Total System Services, Inc.	19,079	1,625,340
		13,833,107

See notes to financial statements.

BMT Multi-Cap Fund

Schedule of Investments as of May 31, 2018 – (Continued)

	Shares	Value
Technology Hardware & Equipment - 7.18%
Apple, Inc.	19,290	3,604,722
Avnet, Inc.	34,439	1,312,815
Badger Meter, Inc.	30,971	1,354,981
Cisco Systems, Inc.	48,317	2,063,619
Corning, Inc.	73,962	2,009,548
MTS Systems Corp.	31,611	1,656,416
		12,002,101
Telecommunication Services - 0.99%
Verizon Communications, Inc.	34,663	1,652,385
Transportation - 3.35%
Atlas Air Worldwide Holdings, Inc. (b)	29,436	2,006,064
Norfolk Southern Corp.	11,700	1,774,305
United Parcel Service, Inc. - Class B	15,627	1,814,607
		5,594,976
Utilities - 0.93%
American Water Works Co., Inc.	18,736	1,557,711
Total Common Stocks (Cost $142,606,592)		156,115,359

Short-Term Investment - 6.45%
Money Market Fund - 6.45%
Dreyfus Government Cash Management - Class I, 1.64% (c)	10,783,670	10,783,670
Total Short-Term investment (Cost $10,783,670)		10,783,670

Total Investments (Cost $153,390,262) - 99.86%		166,899,029
Other Assets in Excess of Liabilities - 0.14%		237,259
TOTAL NET ASSETS - 100.00%		$167,136,288

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Foreign concentration (including ADRs) was as follows: Curacao 1.11%; Ireland 0.99%; Jersey 1.06%; United Kingdom 1.37%.
(b)	Non-income producing security.
(c)	Variable rate security. Rate listed is the 7-day yield as of May 31, 2018.

See notes to financial statements.

Statement of Assets & Liabilities

Period Ended May 31, 2018

Assets:

Investments, at value (cost $153,390,262)	$166,899,029
Investments receivable	584,900
Income receivable	259,265
Receivable for fund shares sold	22,743
Deferred offering costs	29,553
Other assets	4,601
Total assets	167,800,091

Liabilities:

Payable for organizational costs	1,000
Payable for investments purchased	454,408
Payable to Investment Adviser	27,973
Payable to Trustees	23,500
Payable to CCO	2,813
Payable to Custodian	4,219
Payable for fund shares redeemed	38,390
Other expenses payable	111,500
Total liabilities	663,803
Total net assets	$167,136,288

Net Assets Consist of:
Capital stock	153,376,434
Accumulated undistributed net investment income	477,159
Accumulated undistributed net realized loss on investments	(226,072)
Unrealized appreciation on investments	13,508,767
Total net assets	$167,136,288

Net assets	$167,136,288
Shares outstanding	15,201,397
Net asset value, offering and redemption price per share	$10.99

See notes to financial statements.

Statement of Operations

Period Ended May 31, 2018(1)

Investment Income:

Dividend income	$1,731,032
Interest income	99,328
Total investment income	1,830,360

Expenses:

Investment Advisory fees (See Note 3)	726,380
Trustee fees and expenses	111,500
Deferred offering costs (See Note 4)	107,671
Administration fees	99,396
Professional fees	83,203
Compliance fees	67,630
Organizational costs (See Note 4)	58,793
Fund accounting fees	36,576
Transfer agent fees and expenses	33,802
Federal and state registration fees	20,936
Custody fees	18,386
Reports to shareholders	5,723
Miscellaneous expenses	2,341
Total expenses before Adviser waiver	1,372,337
Expenses waived by Adviser (See Note 3)	(254,830)
Total net expenses	1,117,507
Net investment income	712,853

Net Realized and Unrealized Gain(Loss) on Investments:

Net realized loss on investment transactions	(948,813)
Net change in unrealized appreciation on investments	13,508,767

Net realized and unrealized gain on investments	12,559,954

Net increase in net assets resulting from operations	$13,272,807

(1) The Fund commenced operations on August 15, 2017.

See notes to financial statements.

Statements of Changes in Net Assets

Period Ended May 31, 2018(1)
Operations:
Net investment income	712,853
Net realized loss on investment transactions	(948,813)
Net change in unrealized appreciation on investments	13,508,767
Net increase in net assets resulting from operations	13,272,807
Distributions to Shareholders:
From net investment income	(235,694)
From net realized gain	–
Total distributions	(235,694)
Capital Share Transactions:
Proceeds from shares sold	133,604,980
Proceeds from shares issued from transfer in-kind (See Note 5)	25,437,031
Proceeds from shares issued in reinvestment of dividends	1,590
Cost of shares redeemed	(4,944,426)
Net increase in assets from capital share transactions	154,099,175
Total Increase in Net Assets	167,136,288
Net Assets:
Beginning of period	–
End of period (including undistributed net investment income of $477,159)	$167,136,288

(1) The Fund commenced operations on August 15, 2017.

See notes to financial statements.

Financial Highlights

August 15, 2017(1) through May 31, 2018
Per Share Data:
Net asset value, beginning of period	$10.00

Investment Operations:
Net investment income(2)	0.05
Net realized and unrealized gain on investments	0.96
Total from investment operations	1.01

Less Distributions:
From net investment income	(0.02)
From net realized gains	–
Total distributions	$(0.02)
Net asset value, end of period	$10.99
Total return(3)	10.09%

Supplemental Data and Ratios:
Net assets, end of period (000's omitted)	$167,136
Ratio of Expenses to Average Net Assets:
Before expense reimbursement/recoupment(4)	1.23%
After expense reimbursement/recoupment(4)	1.00%
Ratio of Net Investment Income to Average Net Assets
Before expense reimbursement/recoupment(4)	0.41%
After expense reimbursement/recoupment(4)	0.64%

Portfolio turnover rate(3)	8.29%

(1)	Commencement of operations.
(2)	Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustment for permanent book-to-tax differences.
(3)	Not annualized for the period ended May 31, 2018.
(4)	Annualized for the period ended May 31, 2018.

See notes to financial statements.

Notes to Financial Statements

May 31, 2018

1. Organization

BMT Investment Funds (the "Trust") was organized as a Delaware Statutory Trust on February 9, 2017 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At May 31, 2018, The Trust consisted of one series, BMT Multi-Cap Fund (the "Fund"), which commenced operations on August 15, 2017.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Valuation of Securities

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

•	Level 1 - Quoted prices in active markets for identical securities.
•	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Equity investments, including common stocks, foreign issued common stocks, preferred stocks, convertible securities, warrants, rights, exchange-traded funds, closed end funds and real estate investment trusts, which are traded on an exchange (other than The NASDAQ OMX Group, Inc., referred to as "NASDAQ") are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Portfolio securities primarily traded on the NASDAQ Stock Market ("NASDAQ") shall be valued using the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price. When using the market quotations or closing price provided by the pricing service, the security will be classified as a Level 1 security. When market quotations or closing price provided by the pricing service are unavailable, the mean of the bid and ask price will be used. These securities will generally be classified as Level 2 securities.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees and will be classified as Level 3 assets.

The inputs and methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

As of May 31, 2018, the Fund’s assets and liabilities carried at fair value were classified as follows:

Description	Level 1	Level 2	Level 3	Total
BMT Multi-Cap Fund
Assets
Total Common Stocks*	$156,115,359	$-	$-	$156,115,359
Total Money Market Fund*	10,783,670	-	-	10,783,670
Total Assets	$166,899,029	$-	$-	$166,899,029

*	For further information regarding security characteristics, please see the Schedules of Investments.

The Fund did not hold any investments during the period ended May 31, 2018 with significant unobservable inputs which would be classified as Level 3. There were no transfers of securities between levels during the reporting period. It is the Fund's policy to record transfers between levels as of the end of the reporting period. The Fund did not hold any derivative instruments during the reporting period.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experiences, the Fund expects the risk of loss associated with these indemnification clauses to be remote.

Securities Transactions and Investment Income

The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Net realized gains or losses are determined using the identified cost or highest amortized cost method.

Distribution to Shareholder Policy

Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, are declared and paid at least annually.

Uninvested Cash

The Fund may maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits.

Federal Income Taxes

The Fund complies with, and intends to continue to comply with, the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from Federal income taxes.

Subsequent Events Evaluation

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events after the Statement of Assets and Liabilities date of May 31, 2018 through the date the financial statements were available for issue. This evaluation did not result in any subsequent events, other than those noted above, that necessitated disclosure and/or adjustments.

3. Investment Adviser

The Fund has entered into an investment advisory agreement ("Advisory Agreement") with BMT Investment Advisers (the "Adviser"). The Adviser is a registered investment adviser with the U.S. Securities and Exchange Commission ("SEC") that provides investment advisory services to BMT Investment Funds. Under the Advisory Agreement, the Adviser manages the Fund's investments subject to the supervision of the Board of Trustees.

The Adviser has overall supervisory responsibility for the general management and investment of the Fund's securities portfolio. For its services, the Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 0.65% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses.  Pursuant to an Expense Limitation Agreement between the Adviser and the Fund, the Adviser has agreed to reduce its management fees, and reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs and extraordinary and other non-routine expenses) do not exceed 1.00% of the Fund’s average daily net assets.  Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three years following the month at which such reimbursement or reduction was made, if such recoupment can be achieved without exceeding the expense limit in effect at the month the waiver and/or reimbursement occurred and at the month of the recoupment. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration
2021
$254,830

4. Organizational and Offering Costs

Organizational costs consist of costs incurred to establish the Fund and enable it to legally do business. The Fund expenses organizational costs as incurred. Offering costs include state registration fees, legal fees, insurance fees, and printing and mailing fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis. Many of these organization and offering costs were advanced by the Adviser, subject to potential recovery (see Note 3). The total amount of the organizational costs and offering costs incurred by the Fund is $58,793 and $137,224, respectively.

5. Transfer In-Kind

Upon commencement of operations, the BMT Multi-Cap Fund accepted securities eligible for investment by the Fund as considerations for Fund Shares issued at a value of $25,437,031. As a result of the in-kind contribution, the BMT Multi-Cap Fund issued 2,543,703 shares at the net asset value of $10.00.

6. Investment Transactions

The aggregate purchases and sales of securities (excluding short-term debt securities having maturities one year or less and U.S. Government securities) by the Fund for the period ended May 31, 2018 was as follows:

	Purchases	Sales
BMT Multi-Cap Fund	$152,160,803	$8,605,321

7. Capital Share Transactions

Period Ended
May 31, 2018
BMT Multi-Cap Fund
Shares sold	13,120,644
Shares issued from transfer in-kind (See Note 5)	2,543,703
Shares issued to holders in reinvestment of dividends	150
Shares redeemed	(463,100)
Net increase in shares	15,201,397

Shares outstanding:
Beginning of period	—
End of period	15,201,397

8. Federal Income Tax Information

The tax components of distributions paid during the fiscal period ended May 31, 2018 are as follows:

	Ordinary Income	Capital Gains
BMT Multi-Cap Fund	$235,694	$—

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended May 31, 2018, the following table shows the reclassifications made:

	Accumulated Net Realized Gains	Undistributed Net Investment Income	Paid-in Capital
BMT Multi-Cap Fund	$722,741	$—	$(722,741)

These reclassifications primarily relate to adjustments with differing book and tax methods of accounting for transfer in-kind sales.

As of May 31, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows:

BMT Multi-Cap Fund

Cost of investments	$142,384,648
Unrealized appreciation	29,292,228
Unrealized depreciation	(4,777,847)
Net unrealized appreciation	24,514,381
Undistributed ordinary income	477,159
Distributable income	477,159
Other accumulated loss	(11,231,686)
Total accumulated gain	$13,759,854

Other accumulated loss of $11,231,686 consists of losses attributed to capital loss carryovers and transfer in-kind.

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales long term.

At May 31, 2018, the Fund had tax basis capital losses of $184,067 which may be carried forward to offset future capital gains. To the extent that the BMT Multi-Cap Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryfowards. These losses do not expire.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the period ended May 31, 2018. The BMT Multi-Cap Fund has an open tax year of May 31, 2018. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties, nor were any accrued as of May 31, 2018.

9. Line of Credit

The BMT Multi-Cap Fund has a $15,000,000 uncommitted, unsecured, 364-day line of credit, for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate as of May 31, 2018 was 4.75%. During the period ended May 31, 2018, the Fund did not use the line.

REPORT OF INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of BMT Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BMT Multi-Cap Fund (the “Fund”), a series of BMT Investment Funds, including the schedule of investments, as of May 31, 2018, the related statement of operations, the statement of changes in net assets, financial highlights for the period August 15, 2017 (commencement of operations) to May 31, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2018, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2017.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

July 18, 2018

Additional Information

May 31, 2018 (Unaudited)

Disclosure Regarding Fund Trustees and Officers

Name, Address* and Age	Position(s) Held with the Trust	Term of Office** and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
George M. Chamberlain, Jr. Age: 71	Trustee	Indefinite Term; Since 2017	1	Principal, GMC Consulting (Corporate consulting) (1999 to present); Vice President and General Counsel, SCM Advantage LLC (Supply chain consulting) (2009 to 2016).	Trapp Family Lodge Housing Cooperative (2008 to present), The Vantagepoint Funds (2012 to 2016), Alzheimer’s Association, Delaware Valley Chapter (2008 to 2016).
H. Richard Haverstick, Jr. Age: 65	Trustee	Indefinite Term; Since 2017	1	Accounting and Auditing Consultant (2015 to 2016); Partner, EY (Accounting and business management consulting) (1987 to 2013).	Thomas Jefferson University and Jefferson Health (2013 to present); Brandywine Realty Trust (2016 to present); Actua Corporation (2016 to present).
Barbara A. Nugent Age: 62	Lead Independent Trustee	Indefinite Term; Since 2017	1	President, True North Board Governance, LLC (Corporate consulting) (2014 to present); Partner, Stradley Ronon Stevens & Young, LLP (Law firm) (1999 to 2013).	Brighthouse Funds Trust I and Trust II (2014 to present).

Disclosure Regarding Fund Trustees and Officers – (Continued)

Name, Address* and Age	Position(s) Held with the Trust	Term of Office** and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Francis J. Leto*** Age: 58	Chairman, Trustee	Indefinite Term; Since 2017	1

President (2014 to present), Chief Executive Officer (2015 to present), Chief Operating Officer (2014 to 2015), Executive Vice President and head of Wealth Management Division (2009 to 2014) and General Counsel (2012 to 2014), Bryn Mawr Bank Corporation.

					None

*	Each Trustee may be contacted by writing to the Trustees of BMT Investment Funds, 10 South Bryn Mawr Avenue, Bryn Mawr, Pennsylvania 19010.
**	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
***	Mr. Leto is considered an “interested person” of the Trust because of his relationship with the Adviser.

Officers
Name, Address* and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years
Jennifer Dempsey Fox Age: 47	President and Principal Executive Officer	Indefinite Term; Since 2018

President, Bryn Mawr Trust Company Wealth Management Division (2017 to present) and President, BMT Investment Advisers (since January 2018); Executive Vice President and Chief Wealth Strategist, PNC Asset Management Group (2011 to 2017).

Michael W. Harrington Age: 55	Treasurer and Principal Financial Officer	Indefinite Term; Since 2017

Executive Vice President and Chief Financial Officer, Bryn Mawr Bank Corporation (2015 to present); Chief Financial Officer and Treasurer, Susquehanna Bancshares (2012 to 2015); Treasurer, Chief Investment Officer and Chief Financial Officer, First Niagara Financial Group (2003 to 2012).

Lori Buchanan Goldman Age: 37	Secretary	Indefinite Term; Since 2017	Senior Vice President, General Counsel and Corporate Secretary, Bryn Mawr Bank Corporation (2015 to present); Attorney, Stradley Ronon Stevens & Young, LLP (2007 to 2015).
David C. Lebisky Age: 46	Chief Compliance Officer and Chief Anti-Money Laundering Officer	Indefinite Term; Since 2017

President, Lebisky Compliance Consulting LLC (2015 to present); Consultant, Duff & Phelps Compliance Consulting (2016 to present); Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) (2015 to present); Director of Regulatory Administration, Scotia Institutional Investments US, LP (2010 to 2014).

*	The address for each officer is 10 South Bryn Mawr Avenue, Bryn Mawr, Pennsylvania 19010.

The Statement of Additional information includes additional information about the Fund’s Trustees and is available free of charge upon request by calling the Fund toll free at 866.268.4701.

Shareholder Notification of Federal Tax Status

For the fiscal period ended May 31, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

BMT Multi-Cap Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended May 31, 2018, was as follows:

BMT Multi-Cap Fund	100.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows.

BMT Multi-Cap Fund	0.00%

Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1.866.996.3863. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.866.996.3863 and on the SEC’s website (http://www.sec.gov). The Fund is required to disclose how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. Once filed, the information is available without charge, upon request, by calling 1.866.996.3863 and on the SEC’s website (http://www.sec.gov).

Board of Trustees

George M. Chamberlain, Jr.

H. Richard Haverstick, Jr.

Barbara A. Nugent

Francis J. Leto

Investment Adviser

BMT Investment Advisers

10 South Bryn Mawr Avenue

Bryn Mawr, Pennsylvania 19010

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

Legal Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103

Custodian

U.S. Bank, N.A.

1555 N. RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Quasar Distributors, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53212

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Shareholder/Investor Information

1.866.268.4701

www.bmtc.com/mutual-fund

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. H. Richard Haverstick, Jr. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 05/31/2018	FYE 5/31/2017
Audit Fees	$16,000	N/A
Audit-Related Fees	$1,000	N/A
Tax Fees	$3,000	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

1

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 05/31/2018	FYE 5/31/2017
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 05/31/2018	FYE 5/31/2017
Registrant	$3,000	N/A
Registrant’s Investment Adviser	$0	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

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Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  BMT Investment Funds

By (Signature and Title)*                           /s/ Jennifer Dempsey Fox

Jennifer Dempsey Fox, President

Date   7/18/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                           /s/ Jennifer Dempsey Fox

Jennifer Dempsey Fox, President

Date   7/18/18

By (Signature and Title)*                        /s/ Michael W. Harrington

Michael W. Harrington, Treasurer

Date   7/18/18

* Print the name and title of each signing officer under his or her signature.

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